Capital Risk Management (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Risk Management
Total borrowings	$ 651,628,487	$ 698,486,364
Total shareholders' equity	$ 410,426,916	$ 408,132,148	$ 422,243,261	$ 358,292,858
Gearing ratio	61.00%	63.00%